PROPERTY, PLANT AND EQUIPMENT (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	¥ 413,383	[1]		¥ 401,544
Depreciation charge for the year	(54,862)			(50,810)		¥ (60,971)
Impairment	(2,072)			(196)		(8,660)
Balance at end of period	440,554		$ 63,282	413,383	[1]	401,544
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	977,874			900,203
Additions	79,233			58,352
Acquisitions	5,619			264
Disposals and write-offs	(9,583)			(2,792)
Exchange differences	8,499			21,847
Balance at end of period	1,061,642			977,874		900,203
Accumulated depreciation, depletion and amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(564,491)			(498,687)
Depreciation charge for the year	(54,862)			(50,810)
Impairment	(2,072)			(5,861)
Disposals and write-offs	4,590			1,535
Exchange differences	(4,253)			(10,668)
Balance at end of period	(621,088)			(564,491)		(498,687)
Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	410,461
Balance at end of period	437,352			410,461
Oil and gas properties [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	972,605			895,141
Additions	78,523			58,232
Acquisitions	5,619			264
Disposals and write-offs	(9,270)			(2,751)
Exchange differences	8,463			21,719
Balance at end of period	1,055,940			972,605		895,141
Oil and gas properties [member] | Accumulated depreciation, depletion and amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(562,144)			(496,763)
Depreciation charge for the year	(54,451)			(50,401)
Impairment	(2,072)			(5,861)
Disposals and write-offs	4,312			1,497
Exchange differences	(4,233)			(10,616)
Balance at end of period	(618,588)			(562,144)		(496,763)
Vehicles and office equipment and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	2,922
Balance at end of period	3,202			2,922
Vehicles and office equipment and others [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	5,269			5,062
Additions	710			120
Acquisitions	0			0
Disposals and write-offs	(313)			(41)
Exchange differences	36			128
Balance at end of period	5,702			5,269		5,062
Vehicles and office equipment and others [member] | Accumulated depreciation, depletion and amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(2,347)			(1,924)
Depreciation charge for the year	(411)			(409)
Impairment	0			0
Disposals and write-offs	278			38
Exchange differences	(20)			(52)
Balance at end of period	¥ (2,500)			¥ (2,347)		¥ (1,924)

[1]	In relation to assets previously under finance leases, the Group recategorized the carrying amounts of the relevant assets which were still under lease as at January 1, 2019 amounting to RMB755 million as right-of-use assets.